Common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Shares Details
Beginning Balance, Shares	42,418,326	39,554,959	34,757,396
Beginning Balance, Amount	61,340,321	56,623,686	53,756,687
Issued through private placement financing, net of issue costs (iii), Shares			4,258,005
Issued through private placement financing, net of issue costs (iii), Amount			2,886,024
Value attributed to US$ Warrants issued in the private placement financing (iii), Shares
Value attributed to US$ Warrants issued in the private placement financing (iii), Amount			(409,143)
Issued on exercise of stock options, Shares	482,665	16,667	75,000
Issued on exercise of stock options, Amount	288,066	13,234	47,250
Issued on exercise of warrants (ii), Shares	2,057,852	846,700	464,558
Issued on exercise of warrants (ii), Amount	2,735,995	1,064,222	278,760
Transfer from contributed capital upon exercise of stock options, Amount	147,125	8,279	18,375
Transfer from contributed capital upon exercise of warrants, Amount			45,733
Conversion of Preferred Shares (i), Shares		2,000,000
Conversion of Preferred Shares (i), Amount		3,256,400
Transfer from fair value of US$ Warrants upon exercise, Amount	1,280,800	374,500
Ending Balance, Shares	44,958,843	42,418,326	39,554,959
Ending Balance, Amount	65,792,307	61,340,321	56,623,686